Income Taxes - Schedule of income tax provision consists (FY) (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Federal
Current		$ 462,271
Deferred	(8,103)	(187,441)
State
Current
Deferred
Change in valuation allowance	8,103	224,381
Income tax provision		$ 499,211